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                                                            [METLIFE LETTERHEAD]

FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

October 11, 2011

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  First MetLife Investors Insurance Company and
     First MetLife Investors Variable Annuity Account One
     File Nos. 333-176692/811-08306
     (Class L - 4 Year (offered on and after October 7, 2011))
     Rule 497(j) Certification

Members of the Commission:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI") dated October 7, 2011, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI contained in Pre-Effective Amendment No. 1 for the Account filed electronically with the Commission on September 21, 2011.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
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John M. Richards
Senior Counsel
Metropolitan Life Insurance Company